Supplement to the
Fidelity® Advisor
Value Fund
Class A, Class T, Class B, and Class C
December 30, 2009
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Richard Fentin (lead co-manager) has managed the fund since March 1996.

Matthew Friedman (lead co-manager) has managed the fund since May 2010.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 23.

Richard Fentin is lead co-manager of the fund, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant, and portfolio manager.

Matthew Friedman is lead co-manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

Effective June 7, 2010, the following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Shadman Riaz (co-manager), Steve Barwikowski (co-manager), John Mirshekari (co-manager), Laurie Bertner (co-manager), and Justin Bennett (co-manager) have managed the fund since June 2010.

Effective June 7, 2010, the following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Shadman Riaz is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has served as a research analyst and portfolio manager.

Stephen Barwikowski is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research associate, research analyst, and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research associate, research analyst, and portfolio manager.

FAV-10-01 May 13, 2010
1.798886.123

Laurie Bertner is co-manager of the fund, which she has managed since June 2010. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2008 as a research analyst, Ms. Bertner served as a vice president for T. Rowe Price Group, which she joined in 2000.

Justin Bennett is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity Funds. Since joining Fidelity Investments in 2005, Mr. Bennett has served as a research analyst and portfolio manager.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of the fund. All information with respect to Richard Fentin is no longer applicable.

Supplement to the
Fidelity® Advisor
Value Fund
Institutional Class
December 30, 2009
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Richard Fentin (lead co-manager) has managed the fund since March 1996.

Matthew Friedman (lead co-manager) has managed the fund since May 2010.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 21.

Richard Fentin is lead co-manager of the fund, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant, and portfolio manager.

Matthew Friedman is lead co-manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

Effective June 7, 2010, the following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Shadman Riaz (co-manager), Steve Barwikowski (co-manager), John Mirshekari (co-manager), Laurie Bertner (co-manager), and Justin Bennett (co-manager) have managed the fund since June 2010.

Effective June 7, 2010, the following information supplements the biographical information found in the "Fund Management" section beginning on page 21.

Shadman Riaz is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has served as a research analyst and portfolio manager.

Stephen Barwikowski is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research associate, research analyst, and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research associate, research analyst, and portfolio manager.

FAVI-10-01 May 13, 2010
1.806143.117

Laurie Bertner is co-manager of the fund, which she has managed since June 2010. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2008 as a research analyst, Ms. Bertner served as a vice president for T. Rowe Price Group, which she joined in 2000.

Justin Bennett is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity Funds. Since joining Fidelity Investments in 2005, Mr. Bennett has served as a research analyst and portfolio manager.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of the fund. All information with respect to Richard Fentin is no longer applicable.

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity® Advisor Floating Rate High Income Fund	FFRAX	FFRTX	FFRBX	FFRCX	FFRIX
Fidelity Advisor High Income Fund	FHIAX	FHITX	FHCBX	FHNCX	FHNIX
Fidelity Advisor High Income Advantage Fund	FAHDX	FAHYX	FAHBX	FAHEX	FAHCX
Fidelity Advisor Value Fund	FAVFX	FTVFX	FBVFX	FCVFX	FVIFX

Funds of Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective May 1, 2010, Richard Fentin and Matthew Friedman serve as lead co-managers of Fidelity Advisor Value Fund. Mr. Friedman will receive compensation for his services. Information with respect to Mr. Friedman's compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective June 7, 2010, Shadman Riaz, Steve Barwikowski, John Mirshekari, Laurie Bertner, and Justin Bennett are co-managers of Fidelity Advisor Value Fund and will receive compensation for their services. Information with respect to their compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of Fidelity Advisor Value Fund. All information with respect to Richard Fentin is no longer applicable.

ACOM10B-10-01 May 13, 2010
1.734041.143

Supplement to the
Fidelity Value Strategies Fund
January 29, 2010
Prospectus

The following information replaces the biographical information for Matthew Friedman found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Thomas Soviero (portfolio manager) has managed the fund since May 2010.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 23.

Thomas Soviero is portfolio manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, portfolio manager, and director of high-yield research.

SOI-10-01 May 13, 2010
1.708013.124

Supplement to the
Fidelity® Advisor Value Strategies Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

The following information replaces the biographical information for Matthew Friedman found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Thomas Soviero (portfolio manager) has managed the fund since May 2010.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 23.

Thomas Soviero is portfolio manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, portfolio manager, and director of high-yield research.

SO-10-01 May 13, 2010
1.751427.126

Supplement to the
Fidelity® Advisor Value Strategies Fund
Institutional Class
January 29, 2010
Prospectus

The following information replaces the biographical information for Matthew Friedman found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Thomas Soviero (portfolio manager) has managed the fund since May 2010.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 21.

Thomas Soviero is portfolio manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, portfolio manager, and director of high-yield research.

ISO-10-01 May 13, 2010
1.751426.120

Supplement to the
Fidelity Value Strategies Fund
Class K
January 29, 2010
Prospectus

The following information replaces the biographical information for Matthew Friedman found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Thomas Soviero (portfolio manager) has managed the fund since May 2010.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 18.

Thomas Soviero is portfolio manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, portfolio manager, and director of high-yield research.

SOI-K-10-01 May 13, 2010
1.900393.101